Related party transactions (Tables)	9 Months Ended
Sep. 30, 2025
Related party transactions
Schedule of service agreements and products with related parties

Service agreements and products with related parties

in € K

	For the nine months ended		For the nine months ended
	September 30, 2025		September 30, 2024		September 30, 2025		December 31, 2024
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	75	7,766	61	16,217	149	316	83	196
Fresenius SE affiliates	393	36,481	627	59,813	385	1,305	1,555	3,170
Equity method investees	3,639	8	5,025	—	3,639	—	19,408	—
Total	4,107	44,255	5,713	76,030	4,173	1,621	21,046	3,366

Products
Fresenius SE affiliates	49,964	32,089	49,880	16,303	28,853	8,696	19,890	7,818
Equity method investees	—	399,985	—	290,892	—	82,130	—	43,544
Total	49,964	432,074	49,880	307,195	28,853	90,826	19,890	51,362
(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €4,757 and €11,581 at September 30, 2025 and December 31, 2024, respectively.

Schedule of lease agreements with related parties

Lease agreements with related parties

in € K

	For the nine months ended September 30, 2025			For the nine months ended September 30, 2024			September 30, 2025		December 31, 2024
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	5,159	182	108	4,943	237	70	19,451	20,010	22,997	24,953
Fresenius SE affiliates	13,965	1,210	—	13,811	1,460	—	73,723	76,455	87,044	87,910
Total	19,124	1,392	108	18,754	1,697	70	93,174	96,465	110,041	112,863
(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.